Immaterial Reclassification and Adjustment of Prior Periods - Summary of Reclassifications of Financial Statement Presentation in Consolidated Statements of Comprehensive Income (Loss) (Detail) - USD ($)
$ in Thousands
		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Error Corrections And Prior Period Adjustments Restatement [Line Items]
Lease rental income - managed fleet		$ 111,342	$ 104,566	$ 105,511
Distribution to managed fleet owners		(102,992)	(96,718)	(98,028)
Adjustment
Error Corrections And Prior Period Adjustments Restatement [Line Items]
Lease rental income - managed fleet			104,566	105,511
Distribution to managed fleet owners			(96,718)	(98,028)
Other Services
Error Corrections And Prior Period Adjustments Restatement [Line Items]
Revenue	[1]	8,529	7,146	5,937
Other Services | Adjustment
Error Corrections And Prior Period Adjustments Restatement [Line Items]
Revenue			7,146	5,937
Total Management Fees
Error Corrections And Prior Period Adjustments Restatement [Line Items]
Revenue		$ 16,879	14,994	13,420
Total Management Fees | As Reported
Error Corrections And Prior Period Adjustments Restatement [Line Items]
Revenue			14,994	13,420
Total Management Fees | Adjustment
Error Corrections And Prior Period Adjustments Restatement [Line Items]
Revenue			$ (14,994)	$ (13,420)

[1]	Amounts for the years ended December 31, 2017 and 2016 have been reclassified to conform with 2018 presentation (see Note 1 (t) “Reclassifications and Changes in Presentation”).